Note 33 - Employee Benefits - Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) (Detail)	12 Months Ended
Dec. 31, 2022 EUR (€)
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	12
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member] | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	13
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member] | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	16
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member] | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	9
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member] | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	9
Actual benefit payments 2022
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 775,000,000
Actual benefit payments 2022 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	485,000,000
Actual benefit payments 2022 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	131,000,000
Actual benefit payments 2022 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	92,000,000
Actual benefit payments 2022 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	67,000,000
Benefits expected to be paid 2023
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	828,000,000
Benefits expected to be paid 2023 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	522,000,000
Benefits expected to be paid 2023 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	151,000,000
Benefits expected to be paid 2023 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	84,000,000
Benefits expected to be paid 2023 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	71,000,000
Benefits expected to be paid 2024
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	811,000,000
Benefits expected to be paid 2024 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	528,000,000
Benefits expected to be paid 2024 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	127,000,000
Benefits expected to be paid 2024 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	85,000,000
Benefits expected to be paid 2024 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	71,000,000
Benefits expected to be paid 2025
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	840,000,000
Benefits expected to be paid 2025 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	550,000,000
Benefits expected to be paid 2025 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	138,000,000
Benefits expected to be paid 2025 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	86,000,000
Benefits expected to be paid 2025 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	66,000,000
Benefits expected to be paid 2026
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	864,000,000
Benefits expected to be paid 2026 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	564,000,000
Benefits expected to be paid 2026 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	146,000,000
Benefits expected to be paid 2026 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	90,000,000
Benefits expected to be paid 2026 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	64,000,000
Benefits expected to be paid 2027
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	898,000,000
Benefits expected to be paid 2027 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	582,000,000
Benefits expected to be paid 2027 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	161,000,000
Benefits expected to be paid 2027 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	90,000,000
Benefits expected to be paid 2027 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	65,000,000
Benefits expected to be paid 2028 to 2032
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	4,869,000,000
Benefits expected to be paid 2028 to 2032 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	3,165,000,000
Benefits expected to be paid 2028 to 2032 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	917,000,000
Benefits expected to be paid 2028 to 2032 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	456,000,000
Benefits expected to be paid 2028 to 2032 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 331,000,000